DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Chile [Member]
Disclosure of geographical areas [line items]
Projection of loan deposit	9.26%	13.05%
Projected tax rate for 2017		25.50%
Projected tax rate for 2018 - 2023		27.00%
Projected tax rate for 2019 - 2023
Projected dividend payment rate to maximize cashflow for shareholders		10.00%
Colombia [Member]
Disclosure of geographical areas [line items]
Projection of loan deposit	10.31%	14.50%
Projected tax rate for 2017		40.00%
Projected tax rate for 2018 - 2023		37.00%
Projected tax rate for 2019 - 2023		33.00%
Projected dividend payment rate to maximize cashflow for shareholders		9.00%